OPERATING SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
OPERATING SEGMENT INFORMATION
Number of segments									5
Segment reporting information
Revenues	$ 2,619	$ 2,741	$ 2,914	$ 2,913	$ 2,632	$ 2,976	$ 2,934	$ 2,679	$ 11,187	$ 11,221	$ 9,250
Segment EBITDA									1,187	1,039	860
Interest expense, net									(238)	(262)	(248)
Income tax expense-continuing operations									(179)	(113)	(40)
Income tax expense (benefit)-discontinued operations									3	5	(10)
Depreciation and amortization									(408)	(416)	(382)
Net income attributable to Huntsman International LLC	(45)	117	127	166	104	(31)	117	63	365	253	180
Subtotal
Segment reporting information
Segment EBITDA									1,192	1,045	807
Depreciation and amortization									(403)	(416)	(381)
Polyurethanes
Segment reporting information
Revenues									4,894	4,434	3,605
Segment EBITDA									726	469	319
Depreciation and amortization									(152)	(160)	(155)
Performance Products
Segment reporting information
Revenues									3,065	3,301	2,659
Segment EBITDA									360	385	363
Depreciation and amortization									(113)	(110)	(92)
Advanced Materials
Segment reporting information
Revenues									1,325	1,372	1,244
Segment EBITDA									54	125	143
Depreciation and amortization									(31)	(33)	(33)
Textile Effects
Segment reporting information
Revenues									752	737	787
Segment EBITDA									(49)	(199)	1
Depreciation and amortization									(23)	(27)	(26)
Pigments
Segment reporting information
Revenues									1,436	1,642	1,213
Segment EBITDA									352	501	205
Depreciation and amortization									(69)	(74)	(67)
Eliminations
Segment reporting information
Revenues									(285)	(265)	(258)
Corporate and other
Segment reporting information
Segment EBITDA									(251)	(236)	(224)
Depreciation and amortization									(15)	(12)	(8)
Discontinued Operations
Segment reporting information
Segment EBITDA									(5)	(6)	53
Depreciation and amortization									$ (5)		$ (1)